Related-party transactions (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of Compensation of Key Management Personnel
Compensation of key management personnel

$ millions, for the year ended October 31		2022		2021
	Directors	Senior officers	Directors	Senior officers

Short-term benefits (1)	$3	$23	$3	$18
Post-employment benefits	–	3	–	3
Share-based benefits (2)	1	38	1	30
Termination benefits (3)	–	2	–	3
Total compensation	$4	$66	$4	$54

(1)
Comprises salaries, statutory and non-statutory benefits related to senior officers and fees related to directors recognized during the year. Also includes annual incentive plan payments related to senior officers on a cash basis.

(2)	Comprises grant-date fair values of awards granted in the year.
(3)	Comprises payments made in the period to key management personnel and former key management personnel. Prior period amounts were restated to conform to the current period presentation.